Fair Value	6 Months Ended
Sep. 30, 2012
Fair Value

16.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation technique are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value upon election of the fair value option and fair value is measured using discounted cash flows. Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds and marketable equity securities.

When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal valuation technique. Key inputs to the internal valuation technique include estimated cash flows based on the terms of the contracts, yield curves based on market interest rates and volatilities. Corporate bonds which are valued using internal valuation techniques are generally classified in Level 2 of the fair value hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the fair value hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from the independent broker-dealers. The weight of the independent broker-dealer quote is determined based on the result of inquiries to the independent broker-dealers for their basis of the fair value calculation with consideration of level of activity, such as latest trade date and transaction volume of the market. Key inputs to the internal valuation techniques include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable from an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow method using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. Investment securities also includes investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques described in the “Trading Accounts Assets and Liabilities—Trading Account Securities” above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the “Trading Account Assets and Liabilities—Derivatives” above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation technique are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the difference between its funding rate and market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of fair value hierarchy when recent prices of such instruments are unobservable or traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model-based estimated value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly hedge funds, private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group’s investments in hedge funds are generally redeemable on a monthly-quarterly basis with 30-90 days advance notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2012 and September 30, 2012:

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥14,025,799	¥10,000,930	¥644,071	¥24,670,800
Debt securities
Japanese national government and Japanese government agency bonds	3,932,153	171,975	—	4,104,128
Japanese prefectural and municipal bonds	—	109,442	—	109,442
Foreign governments and official institutions bonds	9,262,384	1,827,058	87,000	11,176,442
Corporate bonds	—	2,266,793	148,175	2,414,968
Residential mortgage-backed securities	—	4,105,977	9,108	4,115,085
Asset-backed securities	—	40,400	361,552	401,952
Other debt securities	—	9,580	19,577	29,157
Commercial paper	—	1,162,896	—	1,162,896
Equity securities(2)	831,262	306,809	18,659	1,156,730
Trading derivative assets	31,530	12,468,522	88,570	12,588,622
Interest rate contracts	3,889	10,349,588	14,345	10,367,822
Foreign exchange contracts	1,084	1,917,901	59,133	1,978,118
Equity contracts	15,693	23,753	10,433	49,879
Commodity contracts	10,864	79,204	3,186	93,254
Credit derivatives	—	98,076	1,473	99,549
Investment securities:
Securities available for sale	50,641,729	5,614,637	377,722	56,634,088
Debt securities
Japanese national government and Japanese government agency bonds	47,418,049	1,048,547	—	48,466,596
Japanese prefectural and municipal bonds	—	199,231	—	199,231
Foreign governments and official institutions bonds	272,832	578,154	154,231	1,005,217
Corporate bonds	—	2,142,381	106,346	2,248,727
Residential mortgage-backed securities	—	958,343	24,117	982,460
Commercial mortgage-backed securities	—	135,311	1,496	136,807
Asset-backed securities	—	456,965	26,549	483,514
Other debt securities	—	—	64,949	64,949
Marketable equity securities	2,950,848	95,705	34	3,046,587
Other investment securities	—	1,108	30,399	31,507
Others(3)(4)	505,447	172,592	9,963	688,002

Total	¥65,204,505	¥28,257,789	¥1,150,725	¥94,613,019

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥144,563	¥5,748	¥—	¥150,311
Trading derivative liabilities	77,747	12,236,012	111,178	12,424,937
Interest rate contracts	34,430	10,301,301	47,634	10,383,365
Foreign exchange contracts	663	1,737,419	41,500	1,779,582
Equity contracts	17,941	45,417	18,164	81,522
Commodity contracts	24,713	47,845	3,647	76,205
Credit derivatives	—	104,030	233	104,263
Obligation to return securities received as collateral	3,235,046	175,511	—	3,410,557
Others(5)	—	420,996	49,731	470,727

Total	¥3,457,356	¥12,838,267	¥160,909	¥16,456,532

Notes:	(1)	Includes securities under fair value option.
	(2)	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2011, the transfers between Level 1 and Level 2 were not significant.

During the six months ended September 30, 2012, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30, 2012
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥4,579
Residential mortgage-backed securities	3,247,522	—
Equity securities	4,088	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	12,187	6,508

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 represented securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were not available at the end of the period. The transfers from Level 2 into Level 1 represented securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period. For the six months ended September 30, 2012, certain residential mortgage-backed securities which are accounted for as trading securities were transferred from Level 1 to Level 2 based on an analysis of the current market activity. A certain subsidiary, based on its analysis, transferred its US government sponsored agency securities, which are accounted for as Securities available for sale, from Level 1 to Level 2.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2011 and 2012. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable input to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable input (that is, input that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥(12,852	)(2)	¥—	¥293,954	¥—	¥(192,767)	¥(202,467)	¥31,937		¥(350,391)		¥644,071	¥(15,406	)(2)
Debt securities
Foreign governments and official institutions bonds	149,731	(403)		—	111,905	—	(121,520)	(18,759)	12,149		(46,103)		87,000	(2,160)
Corporate bonds	501,895	(2,103)		—	39,141	—	(1,739)	(125,625)	19,787	(6)	(283,181	)(6)(7)	148,175	(1,245)
Residential mortgage-backed securities	10,124	108		—	—	—	—	(1,124)	—		—		9,108	84
Asset-backed securities	395,198	(12,114)		—	119,110	—	(62,576)	(56,959)	—		(21,107)		361,552	(12,337)
Other debt securities	—	(397)		—	19,974	—	—	—	—		—		19,577	(397)
Equity securities	19,709	2,057		—	3,824	—	(6,932)	—	1		—		18,659	649
Trading derivatives—net	(27,458)	14,152	(2)	(1,323)	503	(1,403)	—	(16,250)	15,911		(6,740)		(22,608)	22,298	(2)
Interest rate contracts—net	(44,904)	13,434		31	11	(29)	—	(4,730)	2,948		(50)		(33,289)	6,246
Foreign exchange contracts—net	23,907	467		(1,351)	100	(992)	—	(11,354)	13,546		(6,690)		17,633	16,333
Equity contracts—net	(7,019)	(401)		(20)	13	(3)	—	(301)	—		—		(7,731)	(923)
Commodity contracts—net	162	38		7	379	(379)	—	(85)	(583)		—		(461)	38
Credit derivatives—net	396	614		10	—	—	—	220	—		—		1,240	604
Investment securities:
Securities available for sale	1,673,387	510	(3)	(2,163)	114,994	—	(10,931)	(175,974)	106,124		(1,328,225)		377,722	(4,531	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		(1,031)	26,310	—	(31)	(1,737)	—		—		154,231	—
Corporate bonds	1,460,489	(158)		(1,472)	11,370	—	(10,820)	(130,962)	106,124	(6)	(1,328,225	)(6)(7)	106,346	(4,506)
Residential mortgage-backed securities	22,351	(15)		58	4,500	—	—	(2,777)	—		—		24,117	(1)
Commercial mortgage-backed securities	3,802	76		99	—	—	—	(2,481)	—		—		1,496	—
Asset-backed securities	54,947	652		1,294	7,673	—	—	(38,017)	—		—		26,549	21
Other debt securities	964	(43)		(1,113)	65,141	—	—	—	—		—		64,949	(43)
Marketable equity securities	114	(2)		2	—	—	(80)	—	—		—		34	(2)
Other investment securities	32,321	(928	)(4)	15	193	—	(914)	—	—		(288)		30,399	(1,196	)(4)
Others	10,368	(194	)(4)	—	—	—	(211)	—	—		—		9,963	(194	)(4)

Total	¥2,765,275	¥688		¥(3,471)	¥409,644	¥(1,403)	¥(204,823)	¥(394,691)	¥153,972		¥(1,685,644)		¥1,039,547	¥971

Liabilities
Others	¥43,536	¥(11,290	)(4)	¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172	(4)

Total	¥43,536	¥(11,290)		¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172

Notes:	(1)	Includes Trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.

(3)	Included in Investment securities gains (losses)—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following table presents information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥64,128	Monte Carlo Method	Correlation between interest rate and foreign exchange rate
35.9%~52.4%
			Correlation between interest rates	42.2%~62.9%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
Corporate bonds	65,499	Discounted cash flow	Discount factor	0.4%~7.3%
			Probability of default	0.1%~17.2%
			Recovery rate	14.0%~78.4%
		Monte Carlo Method	Correlation between interest rate and foreign exchange rate	35.9%~45.3%
			Correlation between interest rates	62.9%
		Internal Model	Liquidity premium	1.5%~2.5%

Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	213,106	Discounted cash flow	Discount factor	0.8%~1.0%
			Prepayment rate	6.2%~15.2%
			Probability of default	0.0%~4.1%
			Recovery rate	0.0%~30.0%
		Model	Asset correlations	10.0%~13.0%
			Discount factor	1.3%~6.4%
			Prepayment rate	3.4%~27.1%
			Probability of default	0.0%~92.1%
			Recovery rate	45.4%~71.7%
			Blend ratio(2)	0.0%~90.0%
Other debt securities	83,605	Discounted cash flow	Liquidity premium	0.8%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Trading derivatives-net:
Interest rate contracts-net	(35,769)	Option model	Probability of default	0.2%~17.2%
			Correlation between interest rates	28.6%~98.0%
			Correlation between interest rate and foreign exchange rate	35.9%~60.0%
			Recovery rate	40.0%~50.0%
			Volatility	24.0%~39.7%
			Prepayment rate	0.0%~2.3%
Foreign exchange contracts-net	17,633	Option model	Probability of default	11.1%~17.2%
			Correlation between interest rates	28.2%~80.6%
			Correlation between interest rate and foreign exchange rate	21.1%~69.9%
			Correlation between underlying assets	42.7%~85.0%
			Recovery rate	40.0%~50.0%
Equity contracts-net	(7,731)	Option model	Correlation between interest rate and equity	10.6%~50.0%
			Volatility	48.0%
Credit derivative contracts-net	1,240	Option model	Recovery rate	36.8%
			Correlation between underlying assets	10.9%~96.3%

Notes:	(1)	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
(2)

The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.

Sensitivity to unobservable inputs

Probability of default—A significant increase (decrease) in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows.

Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.

Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.

Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. Volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. A significant increase (decrease) in volatility would result in a significant increase (decrease) in fair value through a significant increase (decrease) in the value of an option.

Correlation—Correlation is a measure of the co-movement between two variables. A variety of correlation-related assumptions are required for a wide range of instruments including foreign governments and official institutions bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logically appropriate and consistent with market information and the financial accounting offices ensure that the valuation techniques are consistent with the accounting policies.

In accordance with the valuation policies and procedures, fair value is determined by the risk management departments or similar sections that are independent of the front offices in order to ensure objectivity and validity for measuring fair value. Analysis performed on the determined fair value is periodically reported to the management.

When valuation techniques are used to measure fair value, the valuation techniques are required to be pre-approved by the risk management departments. If the risk management departments determine that the techniques are not consistent with market practice, the valuation techniques are modified as necessary.

Fair value measurements are verified for reasonableness by the risk management departments which are responsible to perform analytical review such as comparison with market trend and information.

For broker-dealer quotes, internal price verification procedures are performed by the risk management departments. Such verification procedures include analytical review of periodic price changes, comparison analysis between periodic price changes and changes of indices such as a credit default swap index, or inquiries regarding the underlying inputs and assumptions used by the broker-dealers such as probability of default, prepayment rate and discount margin.

Unobservable inputs used in a level 3 fair value measurement are internally estimated by the risk management departments based upon the market information such as observable inputs. The reasonableness of the inputs is validated by other risk management departments by comparison analysis between the market value of financial instruments using such level 3 inputs and the internally estimated fair value, if necessary.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2012 and September 30, 2012:

	March 31, 2012					September 30, 2012
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,425	¥6,425
Loans	10,888	19,692	332,963	363,543		9,325	23,487	362,912	395,724
Loans held for sale	—	1,898	78	1,976		—	4,696	1,000	5,696
Collateral dependent loans	10,888	17,794	332,885	361,567		9,325	18,791	361,912	390,028
Premises and equipment	—	—	18,740	18,740		—	—	6,430	6,430
Intangible assets	—	—	34,729	34,729		—	—	107	107
Other assets	464,819	—	11,665	476,484		37,897	—	14,969	52,866
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	37,897	—	9,735	47,632
Other	—	—	5,442	5,442		—	—	5,234	5,234

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥47,222	¥23,487	¥390,843	¥461,552

Notes:	(1)	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley’s common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents losses (gains) recorded as a result of nonrecurring changes in fair value for the six months ended September 30, 2011 and 2012:

	Losses (gains) for the six months ended September 30,
	2011		2012
	(in millions)
Investment securities	¥5,202		¥1,706
Loans	99,470		68,782
Loans held for sale	50		1,029
Collateral dependent loans	99,420		67,753
Premises and equipment	4,443		3,189
Intangible assets	27,040		235
Other assets	582,454		13,564
Investments in equity method investees	580,895	(1)	12,208
Other	1,559		1,356

Total	¥718,609		¥87,476

Note:	(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Investment securities include mainly impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent net asset value and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in earnings (loss) of equity method investees-net in the condensed consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy. For the six months ended September 30, 2011, the MUFG Group recorded impairment losses on investments to Morgan Stanley. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other comprehensive income, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the condensed consolidated statements of income.

The following table presents the gains or losses recorded during the six months ended September 30, 2011 and 2012 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(168)	¥—	¥(168)	¥—	¥—	¥—
Receivables under resale agreements(1)	(813)	—	(813)	(1,789)	—	(1,789)
Trading account securities	342,364	(1,006,886)	(664,522)	214,225	(900,972)	(686,747)
Other assets	—	—	—	(188)	—	(188)

Total	¥341,383	¥(1,006,886)	¥(665,503)	¥212,248	¥(900,972)	¥(688,724)

Financial liabilities:
Other short-term borrowings(1)	¥93	¥—	¥93	¥1,191	¥—	¥1,191
Long-term debt(1)	5,400	—	5,400	(4,134)	—	(4,134)

Total	¥5,493	¥—	¥5,493	¥(2,943)	¥—	¥(2,943)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2012 and September 30, 2012 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2012			September 30, 2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,500	3,419	(81)

Total	¥26,000	¥26,056	¥56	¥3,500	¥3,419	¥(81)

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Total	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and reported in the condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments which are not carried at fair value on the consolidated balance sheets as of March 31, 2012:

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not measured fair value on the condensed consolidated balance sheets as of September 30, 2012:

	September 30, 2012
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,005	¥3,005	¥3,005	¥—	¥—
Interest-earning deposits in other banks	6,652	6,652	—	6,652	—
Call loans and funds sold	641	641	—	641	—
Receivables under resale agreements	4,665	4,665	—	4,665	—
Receivables under securities borrowing transactions	3,387	3,387	—	3,387	—
Investment securities(1)	2,664	2,871	613	949	1,309
Loans, net of allowance for credit losses(2)	90,549	91,804	9	262	91,533
Other financial assets	4,087	4,087	—	4,087	—
Financial liabilities:
Deposits
Non-interest-bearing	¥17,155	¥17,155	¥—	¥17,155	¥—
Interest-bearing	122,138	122,200	—	122,200	—
Total deposits	139,293	139,355	—	139,355	—
Call money and funds purchased	3,584	3,584	—	3,584	—
Payables under repurchase agreements	14,199	14,199	—	14,199	—
Payables under securities lending transactions	4,003	4,003	—	4,003	—
Due to trust account	662	662	—	662	—
Other short-term borrowings	11,036	11,036	—	11,036	—
Long-term debt	11,131	11,418	—	11,294	124
Other financial liabilities	5,212	5,212	—	5,212	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following section describes the valuation methodologies adopted by the MUFG Group to estimate fair values of financial instruments that are not recorded at fair value on the condensed consolidated balance sheets.

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock issued by public companies are determined by utilizing commonly accepted valuation technique to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Inputs used in the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation technique. Specifically, the sensitivity and appropriateness of the inputs are verified by using different valuation techniques employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous nonpublic companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The carrying amounts not included in the above summary are ¥570 billion and ¥546 billion at March 31, 2012 and September 30, 2012, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based mainly on the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers’ acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥1,131 billion and ¥1,034 billion at March 31, 2012 and September 30, 2012, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the condensed consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest-bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on quoted prices of those corporate bonds. The fair value of fixed rate corporate bonds without quoted prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without quoted prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2012 and September 30, 2012 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2012 and September 30, 2012. These amounts have not been comprehensively reevaluated since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.